As filed with the U.S. Securities and Exchange Commission on March 31, 2026

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 986	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 988	☑

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and Address of Agent for Service)

Copies to:

Allison Fumai	Joanne Antico
Dechert LLP	WisdomTree Asset Management, Inc.
1095 Avenue of the Americas New York, NY 10036	250 West 34th Street, 3rd Floor New York, NY 10119

It is proposed that this filing will become effective (check appropriate box):

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐ 75 days after filing pursuant to paragraph (a) (2) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (2) of Rule 485.
☐ Immediately upon filing pursuant to paragraph (b) of Rule 485.	☑ On April 6, 2026 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 986 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 6, 2026, the effectiveness of Post-Effective Amendment No. 971 (“PEA No. 971”), which was filed with the Commission via EDGAR Accession No. 0001214659-25-018236 on December 18, 2025, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Post-Effective Amendment No. 979 was previously filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act solely for the purpose of delaying, until April 1, 2026 the registration statement for the Registrant filed in PEA No. 971 on December 18, 2025, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Parts A and B of PEA No. 971 and Part C of Post-Effective Amendment No. 984 (“PEA No. 984”), as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the WisdomTree Efficient Metals Plus Miners Fund (the “Fund”) is incorporated herein by reference to Part A of PEA No. 971.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 971.

PART C – OTHER INFORMATION

The Part C for the Fund is incorporated herein by reference to Part C of PEA No. 984.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 986 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 31st day of March 2026.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 986 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg	President (Principal Executive Officer) and Trustee	March 31, 2026
Jonathan Steinberg

/s/ David Castano*	Treasurer (Principal Financial and Accounting Officer)	March 31, 2026
David Castano

/s/ David Chrencik*	Trustee	March 31, 2026
David Chrencik

/s/ Phillip Goff*	Trustee	March 31, 2026
Phillip Goff

/s/ Joel Goldberg*	Trustee	March 31, 2026
Joel Goldberg

/s/ Toni Massaro*	Trustee	March 31, 2026
Toni Massaro

/s/ Melinda Raso Kirstein*	Trustee	March 31, 2026
Melinda Raso Kirstein

/s/ Victor Ugolyn*	Trustee	March 31, 2026
Victor Ugolyn

*By:	/s/ Joanne Antico
Joanne Antico
(Attorney-in-Fact)